Stock-Based Compensation	6 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
12.	STOCK-BASED COMPENSATION

Stock-based compensation cost is measured at grant date, based on the fair value of the award, and is recognized over the employee requisite service period. The stock-based compensation cost of $1,468,800 and $0 for the six months period ended September 30, 2021 and 2020, respectively, is included in administrative expenses.